Label	Element	Value
Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock

VALIC COMPANY I

Small Cap Fund (the “Fund”)

Supplement dated January 27, 2017, to the

Prospectus dated October 1, 2016, as supplemented and amended to date

On January 23, 2017, the Board of Directors (the “Board”) of VALIC Company I (the “Company”), including a majority of those directors who are not interested persons of the Company, as defined in the Investment Company Act of 1940, as amended, approved: (i) a new Subadvisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Fund. JPMIM will replace Invesco Advisers, Inc. (“Invesco”) as a subadviser to a portion of the Fund. It is currently anticipated this change will become effective on or about March 7, 2017 (the “Effective Date”).

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on February 28, 2017 will receive a notice explaining how to access an information statement that contains additional information you should know about the new Subadvisory Agreement.

On the Effective Date, the following changes to the Prospectus will become effective:

Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the section entitled “Fund Summary: Small Cap Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

T. Rowe Price Associates, Inc. (“T. Rowe Price”) has served as sub-adviser of the Fund since its inception. American Century Investment Management and Franklin Portfolio Associate served as sub-advisers from June 21, 2004 through March 7, 2008. Bridgeway Capital Management, Inc. (“Bridgeway”) became a sub-adviser on October 1, 2006. Effective March 7, 2017, J.P. Morgan Investment Management Inc. (“JPMIM”), assumed management of a portion of the Fund. From March 10, 2008 to March 6, 2017, the portion of the Portfolio managed by JPMIM was managed by Invesco Advisers, Inc.

As of March 7, 2017, JPMIM, T. Rowe Price and Bridgeway managed approximately 60%, 30% and 10% of the Fund’s assets, respectively. The percentage of the Fund’s assets that each sub-adviser manages may, at the adviser’s discretion, change from time to time.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Capitalized terms used herein but not defined have the meaning assigned to them by the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.